Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of cash flows [abstract]
Net cash provided by operating activities	$ 961,984	$ 291,474
Investing activities
Additions to newbuildings, vessels and equipment	(653,868)	(2,402)
Proceeds from sale of vessels	965,880	0
Proceeds from sale of marketable securities	1,887	361
Net cash provided by (used in) investing activities	313,899	(2,041)
Financing activities
Proceeds from issuance of debt	256,416	1,433,715
Repayment of debt	(887,855)	(1,575,089)
Repayment of obligations under leases	0	(277)
Cash dividends paid	(574,367)	(84,597)
Net cash used in financing activities	(1,205,806)	(226,248)
Net change in cash and cash equivalents	70,077	63,185
Cash and cash equivalents at the beginning of the period	251,347	413,532
Cash and cash equivalents at the end of the period	$ 321,424	$ 476,717